SHARE OPTIONS (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 01, 2015 USD ($)	Oct. 27, 2008 shares	May. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2011 shares
Share options
Incremental compensation expenses | $				$ 3,196	$ 2,518	$ 4,318
2008 Plan
Share options
Shares authorized to grant | shares		4,444,444
Additional shares authorized to issue | shares		6,900,000
2008 Plan | Share options.
Share options
Vesting period		4 years
Vesting percentage at the end of the first year through the fourth year		25.00%
Expiration period		10 years
Shares options granted | shares				546,400	1,797,300	307,250
Shares options cancelled | shares			139,000	139,000
Cancelled (in dollars per share)			$ 4.62	$ 4.62
Incremental compensation expenses | $				$ 5	$ 291	$ 280
Unrecognized incremental compensation cost | $				$ 1,071
Weighted-average period of recognition of unrecognized compensation cost				2 years 11 months 23 days
Exercise price of shares options granted (in dollars per share)				$ 2.25		$ 4.75
Assumptions used for estimating the fair value of options granted on the date of grant
Risk-free interest rate, minimum (as a percent)				3.59%	3.75%
Risk-free interest rate, maximum (as a percent)					4.05%
Expected volatility, minimum (as a percent)				61.20%	57.09%
Expected volatility, maximum (as a percent)					63.88%
Expected dividend yield (as a percent)				0.00%	0.00%
2008 Plan | Share options. | Minimum
Share options
Vesting period				3 months	3 years	3 years
Exercise price of shares options granted (in dollars per share)					$ 1.84
Assumptions used for estimating the fair value of options granted on the date of grant
Exercise multiple				2.2	2.2
Fair value of ordinary shares (in dollars per share)				$ 1.28	$ 2.53
2008 Plan | Share options. | Maximum
Share options
Vesting period				4 years	4 years	4 years
Exercise price of shares options granted (in dollars per share)					$ 3.26
Assumptions used for estimating the fair value of options granted on the date of grant
Exercise multiple					2.8
Fair value of ordinary shares (in dollars per share)					$ 3.26
2008 Plan | Nonvested shares.
Share options
Vesting period							4 years
Nonvested shares granted | shares			139,000	3,154,800	2,800,300	711,571	1,820,010
Incremental compensation expenses | $	$ 210		$ 90	$ 3,191	$ 2,227	$ 4,038
Unrecognized incremental compensation cost | $			$ 120
Weighted-average period of recognition of unrecognized compensation cost				3 years 7 days
2008 Plan | Nonvested shares. | Minimum
Share options
Vesting period				3 months	3 years	2 years
Weighted-average period of recognition of unrecognized compensation cost			3 months
2008 Plan | Nonvested shares. | Maximum
Share options
Vesting period				4 years	4 years	4 years
Weighted-average period of recognition of unrecognized compensation cost			2 years